UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION		OMB Number:	3235-0456
Washington, D.C. 20549		Expires:	March 31, 2012
		Estimated average burden
FORM 24F-2		hours per response......2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	SunAmerica Focused Series, Inc.
	Harborside Financial Center
	3200 Plaza 5
	Jersey City, NJ 07311-4992

2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.	Investment Company Act File Numbe                      811-07797


	Securities Act File Number:                            333-11283


4(a).	Last day of fiscal year for which this Form is filed:

	                                           October 31, 2009


4(b).	Check box if this Form is being filed late (i.e., more than
         90 calendar days after the end of the
	issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.






	Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold during the
	        fiscal year pursuant to section 24(f):	 $453,858,325

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:	 $1,284,924,557

	(iii)   Aggregate price of securities redeemed or
	       repurchased during any prior fiscal year ending no
	       earlier than October 11, 1995 that were not
	       previously used to reduce registration fees payable
	       to the Commission:	 $1,959,575,975

	(iv)   Total available redemption
          credits[add Items 5(ii) and 5(iii)]:	-	 $3,244,500,532

	(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(2,790,642,207)

	(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item
	      5 (iv) from Item 5(i)]:	 $2,790,642,207

	(vii) Multiplier for determining registration fee (See
	      Instruction C.9):	x	0.0000713

	(viii) Registration fee due [multiply Item 5(v) by Item
	       5(vii)] (enter "0" if no fee is due):	=	 $-


6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an
          amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
         (number of shares or other units) deducted here:    -0-   .
         If there is a number of shares or other
	units that were registered pursuand to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future
        fiscal years, then state that number here:    -0-   .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
		+	 $-

8.	Total of the amount of the registration fee due plus any
           interest due [line 5(viii) plus line 7]:

		=	 $-

9.	Date the registration fee and any interest payment was
           sent to the Commission's lock box depository:



	     Method of Delivery:
	                                           Wire Transfer

	                                         Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capaci-
	ties and on the dates indicated.


	By (Signature and Title)*    /s/ Gregory R. Kingston

         Gregory R. Kingston, Assistant Treasurer


	Date  January 29, 2009

	*Please print the name and title of the signing officer below the signature.